GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(586,680)	(529,443)
Gaming subconcession, net	$ 313,320	$ 370,557